Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2023-10-02
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback Policy

Effective October 2, 2023, the Company adopted a new Incentive Compensation Recovery Policy, which is available on our website at www.niholdingsinc.com. This policy provides for the recovery of certain executive incentive compensation in the event of an accounting restatement resulting from material noncompliance with financial reporting requirements under the federal securities laws and/or certain types of misconduct. This policy is designed to comply with Section 10D of the Exchange Act.

Mr. Maki’s employment agreement provides that all bonuses and incentive compensation are subject to recovery by the Company in the event that such bonuses or incentive compensation are based on materially inaccurate financial statements or other materially inaccurate performance metric criteria, provided that a determination as to the recovery of a bonus or incentive compensation shall be made within twenty-four (24) months following the date of payment.

The Company’s PSU award agreement provides that the executive’s rights in these awards are subject to recoupment or repayment if such action is required under applicable law or any Company recoupment or “clawback” policy.